Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Year one	$ 109,143	$ 217,925
Year two	222,275	222,275	$ 197,520
Year three	226,705	226,705	217,925
Year four	231,216	231,216	222,275
Year five	117,709	117,709	226,705
Year six			231,216
Thereafter			117,710
Total future minimum lease payments	907,048	1,015,830	1,213,351
Less: Imputed interest	112,555	140,996	205,358
Operating lease liabilities	794,493	874,834	1,007,993
Less: current portion	174,319	161,952	132,546
Non-current portion of lease liability	$ 620,174	712,882	$ 875,447
Previously Reported [Member]
Year two
Year three		217,925
Year four		222,275
Year five		226,705
Year six		231,216
Thereafter		117,709
Total future minimum lease payments		1,015,830
Less: Imputed interest		140,996
Operating lease liabilities		874,834
Less: current portion		161,952
Non-current portion of lease liability		$ 712,882